Deconsolidation (Details)		12 Months Ended
	Apr. 06, 2023 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Total current assets		$ 175,917,834				¥ 1,264,567,769	¥ 408,287,084
Total assets		176,274,857				1,267,134,187	410,520,259
Total liabilities		28,882,391				207,618,180	85,315,757
Feda Electronics Co [Member]
Total current assets				$ 505,962			3,583,579
Total non-current assets				16,275			115,270
Total assets				522,237			3,698,849
Total liabilities				42,563			301,464
Total net assets				479,674			3,397,385
Total consideration
Total loss on disposal	¥ 17,801,786			$ 2,526,259	¥ 17,801,786
Shenzhen Yiyou Online Technology Co [Member]
Total current assets		30,134				216,613
Total non-current assets		55,645				400,000
Total assets		85,779				616,613
Total liabilities		227,142				1,632,790
Total net assets		(141,363)				(1,016,177)
Total consideration		1				¥ 10
Total loss on disposal		$ 197,010	¥ 1,416,187